Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

5. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

        Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2012	2013
Compensation and benefits	$745,820	$859,444
Clinical trial fees	269,367	762,687
Other research and development expenses	164,777	507,845
Professional services	60,855	24,005
Other accrued expenses and other current liabilities	40,841	4,811

Total accrued expenses and other current liabilities	$1,281,660	$2,158,792